SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Summary of Held-to-Maturity Investments) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2015 USD ($)		Dec. 31, 2015 CNY (¥)		Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)
Available-for-sale investments
Fair value		$ 25,678		¥ 166,339
Fixed-rate investment [Member]
Held-to-maturity investments
Amortized cost							¥ 100,000
Gross holding unrealized gain	[1]						437
Fair value						$ 16,187	100,437
Adjustable-rate investment [Member]
Held-to-maturity investments
Amortized cost				72,000	[2]		250,000
Gross holding unrealized gain	[1]			209	[2]		3,830
Fair value		11,147	[2]	72,209	[2]	$ 40,910	¥ 253,830
Available-for-sale investments
Amortized cost				165,000
Gross holding unrealized gain	[1]			1,339
Fair value		$ 25,678		¥ 166,339

[1]	The gross holding unrealized gain of held-to maturity investments was interest income. The gross holding unrealized gain of available-for-sale investments was other comprehensive (loss) income.
[2]	As of December 31, 2015, held-to-maturity investments were pledged to Ping An Bank as security deposits of bankers' acceptance notes until the maturity dates on February 5, 2016 and March 10, 2016 respectively.